Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable, Net [Line Items]
Less: allowance for credit losses	$ (2,861)	$ (3,015)	$ (22,945)	$ (6,970)
Accounts receivable, net	3,840,120	3,789,214
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	3,842,981	3,785,022
Related Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross		$ 7,207